Finance income/(costs) (Tables)	12 Months Ended
Dec. 31, 2022
Finance income/(costs)
Schedule of finance income/(costs)

	2022	2021	2020
	£ 000	£ 000	£ 000
In-kind interest on convertible loan notes	(14,897)	—	—
Interest on loans from related parties	—	(483)	(709)
Fair value losses	—	—	(18)
Interest expense on leases	(143)	(77)	(74)
Foreign exchange loss	(13,338)	—	—
Other	(116)	(15)	(6)
Total finance costs	(28,494)	(575)	(807)
Interest accrued on deposits	623	—	—
Fair value gains	31,603	32,578	—
Other	—	12	—
Total finance income	32,226	32,590	—
Total finance income/(costs)	3,732	32,015	(807)